Segment Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	1
Revenues [Member]
Segment Reporting Information [Line Items]
Benchmark percentage of revenues and combined revenues concentration	10.00%